RELATED PARTY TRANSACTIONS (Schedule of Compensation of Key Management Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [abstract]
Directors' fees	$ 168	$ 151
Salaries and bonus for key management personnel	2,656	2,031
Share-based compensation	981	727
Total compensation of key management personnel	$ 3,805	$ 2,909